EMPLOYEE STOCK AND SAVINGS PLANS (Tables)	12 Months Ended
Jun. 30, 2015
Stock-Based Compensation Expense and Related Income Tax Benefits

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Stock-based compensation expense	$2,574	$2,446	$2,406
Income tax benefits related to stock-based compensation	$868	$830	$842

Assumptions Used in Estimating the Fair Value of Award Grants

The fair value of each award was estimated on the date of grant using the following assumptions:

Year Ended June 30,	2015	2014	2013

Dividends per share (quarterly amounts)	$0.28 – $0.31	$0.23 – $0.28	$0.20 – $0.23
Interest rates range	1.2% – 1.9%	1.3% – 1.8%	0.6% – 1.1%

Stock Plan Activity

During fiscal year 2015, the following activity occurred under our stock plans:

	Shares	Weighted Average Grant-Date Fair Value

	(In millions)

Stock Awards

Nonvested balance, beginning of year	259	$27.88
Granted	75	$42.36
Vested	(94)	$27.47
Forfeited	(24)	$31.81

Nonvested balance, end of year	216	$32.72

During fiscal years 2014 and 2013, the following activity occurred under our stock plans:

(In millions, except fair values)	2014	2013

Stock Awards

Awards granted (a)	103	104
Weighted average grant-date fair value	$31.50	$28.37

(a)	Awards granted during fiscal year 2014 included four million shares in stock replacement awards related to the acquisition of NDS. The weighted average grant-date fair value was $37.64.

Employee Purchased Shares	Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2015	2014	2013

Shares purchased	16	18	20
Average price per share	$39.87	$33.60	$26.81